RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]	Related parties' expenses:
	Year ended
	December 31,
	2016	2015	2014
Amounts charged to:
General and administrative expense	$-	$-	$332